Preferred Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Preferred Stock [Abstract]
Preferred Stock

22 (a) Preferred Stock

A summary of the Zoomcar, Inc. Preferred Stock authorized, issued and outstanding as of the date of the Reverse Recapitalization is as follows:

	As at December 28, 2023
	Authorized shares	Shares issued	Conversion Ratio	Net carrying value	Liquidation preference
Preferred Stock
Series Seed	6,836,726	6,836,726	1.42	1,542,203	1,542,203
Series A	11,379,405	11,379,405	2.00	9,288,872	9,288,872
Series A2	4,536,924	4,536,924	2.25	10,760,224	10,760,224
Series B	18,393,332	18,393,332	2.25	31,416,488	31,416,488
Series C	12,204,208	4,125,666	2.33	10,534,889	10,534,889
Series D	21,786,721	19,016,963	2.31	34,894,262	34,894,262
Series E	32,999,472	29,999,520	16.92	55,260,089	55,260,089
Series E1	32,000,000	5,020,879	23.69	15,277,410	15,277,410
Total preferred stock	140,136,788	99,309,415		168,974,437	168,974,437

Upon the closing of the Reverse Recapitalization, 112,660,583 shares of Zoomcar Inc. Series Seed, A, A2, B, C, D, E, and E-1 Preferred Stock were converted into Common Stock of the Company at the exchange ratio of 0.0284. Shares Authorized and Shares Issued above have been retroactively adjusted to reflect the exchange. As a result of the conversion of the Zoomcar, Inc. convertible Preferred Stock, the Company reclassified the amount of convertible Preferred Stock to additional paid in capital above their par value.

Upon the consummation of the Business Combination by way of a Reverse Recapitalization, the Company is authorized to issue 10,000,000 shares of Preferred Stock with a par value of $ 0.0001 per share. The Company has no Preferred Stock outstanding as of December 31, 2023.

22 (b) Redeemable non-controlling interests

Series P1 and P2 Preferred stock represents the minority preferred stockholder’s ownership in the Indian subsidiary of the Company which is classified as a redeemable non- controlling interest, because it is redeemable on a deemed liquidation event that is outside of its control. The redeemable non-controlling interest is not accreted to redemption value because it is currently not probable that the non-controlling interest will become redeemable.

The Company do not attribute the pro rata share of the Indian subsidiary’s loss to the redeemable non-controlling interests because these shares are entitled to a liquidation preference and therefore do not participate in losses that would cause their interest to be below the liquidation preference. Upon liquidation, these preferred stocks are entitled to the greater of either (i) the original issue price for such series plus any dividend declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such series been converted into common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event.

There was no further issue of preferred stock in the Indian subsidiary after initial issuance and on the closing of the Reverse Recapitalization, these Redeemable non-controlling interests have been converted into Common Stock of the Company at the Exchange Ratio of 0.0284.

21(a) Preferred Stock

Voting

Each holder of outstanding shares of preferred stock will be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of preferred stock held by such holder are convertible.

The total number of directors of the company are set at 9. The holders of Series Seed preferred stock, Series A Company Stock (Series A and Series A2 collectively), Series B preferred stock and Series C preferred stock, voting as a single, separate class are entitled to elect 1 director each as long as 360,000 shares of preferred stock remain outstanding under each series whereas the holders of Series E preferred stock, voting as a single, separate class are entitled to elect 2 directors of the total number of directors as long as 360,000 shares of preferred stock remains outstanding under this series. Additionally, the holders of common stock and preferred stock, voting together as a single class, and on an as-converted-to-common basis, shall be entitled to elect all other directors.

Dividend

The holders of Series B preferred stock, Series C preferred stock, Series D preferred stock, Series E preferred stock and Series E1 preferred stock are entitled to receive, ratably on a pari passu basis, in preference to the holders of the Series Seed preferred stock, Series A Company Stock and the common stock, dividends at the rate of seven percent (7%) of the Original Issue Price for each such series of preferred stock. Preferential dividends shall be non-cumulative and payable only when declared by the Board of Directors.

The holders of Series Seed preferred stock, Series A preferred stock, are entitled to receive, ratably on a pari passu basis, in preference to the holders of the common stock, dividends at the rate of seven percent (7%) of the Original Issue Price for each such series of preferred stock. Preferential dividends shall be non-cumulative and payable only when declared by the Board of Directors. The company has not declared any dividend since inception.

Conversion

Each share of Series Seed preferred stock, Series A Group preferred stock, Series B preferred stock, Series C preferred stock, Series D preferred stock, Series E preferred stock and Series E1 preferred stock shall be convertible at the option of the holder without payment of any additional consideration into such number of fully-paid shares as determined by dividing the original issue price of the respective series by the applicable conversion price.

The Original Issue Price shall mean $0.288 per share in the case of Series Seed preferred stock, $0.8368 per share in the case of Series A preferred stock, $2.3717 per share in the case of Series A2 preferred stock, $1.7443 per share in the case of Series B preferred stock, $2.5535 per share in the case of Series C preferred stock, $2.2267 per share in the case of Series D preferred stock, $2.50 per share in the case of Series E preferred stock and $3.50 per share in case of Series E1 preferred stock subject to appropriate adjustment in the event of any stock dividend, stock split, combination or similar recapitalization.

The preferred stock shall be subject to mandatory conversion as follows:

All outstanding shares of preferred stock shall automatically be converted into shares of common stock at the then effective applicable conversion ratio in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $40,000,000 of gross proceeds to the Corporation (a “Qualified IPO”);

All outstanding shares of Series A Company Stock shall automatically be converted into shares of Common Stock at the then effective applicable conversion ratio upon the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the then outstanding shares (on an as-converted-to-Common basis) of Series A Company Stock;

All outstanding shares of Series B preferred stock shall automatically be converted into shares of common stock at the then effective applicable conversion rate upon the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 62% of the shares of Series B preferred stock then outstanding; and

All outstanding shares of any other series of preferred stock shall automatically be converted into shares of common stock at the then effective applicable conversion ratio upon the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the then outstanding shares of such series of preferred stock.

Adjustment of Conversion Price upon issuance of Additional Shares of Common Stock: In the event the Company shall, at any time after the Original Issue Date, issue Additional Shares of Common Stock, without consideration or for a consideration per share less than the Conversion Price for a series of Preferred Stock in effect immediately prior to such issue, then such Conversion Price shall be reduced, concurrently with such issue.

No adjustment in the Conversion Price for a series of Preferred Stock shall be made as the result of the issuance or deemed issuance of Additional Shares of Common Stock if the Company receives written notice from the holders of (i) with respect to the Series B Preferred Stock, at least 62% of the then outstanding shares of Series B Preferred Stock, and (ii) with respect to the Series Seed Preferred Stock, Series A Preferred Stock, Series A2 Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock and Series E-1 Preferred Stock, at least a majority of the then outstanding shares of such series of Preferred Stock, agreeing that no such adjustment shall be made as the result of the issuance or deemed issuance of such Additional Shares of Common Stock.

Liquidation event

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or Deemed liquidation event, the holders of the shares of Series B preferred stock, Series C preferred stock, Series D preferred stock, Series E preferred stock and Series E1 preferred stock (collectively, “Senior Preferred Stock”) then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, ratably and on a pari passu basis, before any payment shall be made to the holders of the Series Seed preferred stock, Series A preferred stock or Series A2 preferred stock (collectively, “Junior Preferred Stock”) or common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Original issue price for such series plus any dividend declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such series been converted into common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event. The holders of shares of each series of Junior Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, ratably and on a pari passu basis, before any payment shall be made to the holder of Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Original issue price for such series plus any dividend declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such series been converted into common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event.

A merger, consolidation, sale, lease, transfer, exclusive license or other disposition of all or substantially all of the Company’s assets would constitute a redemption event (the “Deemed Liquidation Event”) which may be outside of its control. Accordingly, the shares of Preferred Stock are considered contingently redeemable and have been presented outside of permanent equity on the consolidated balance sheets. Because the timing of any such Deemed Liquidation Event is uncertain, the Company elected not to adjust the carrying values of its Preferred Stock to their respective liquidation values until it becomes probable that redemption will occur.

Contingent redemption

Except upon the occurrence of a Deemed Liquidation Event, the holders of Preferred Stock have no voluntary rights to redeem shares.

Units — Series E preferred stock and Warrants

In April 2021 and May 2021, the Company issued 15,005,368 Series E preferred stock and 15,005,368 Warrants at a combined price of $2.50 per unit further to its issue in March 2021.

Units — Series E1 preferred stock

On August 17, 2021, the Company made an initial closing of its private offering. The Company issued 5,020,879 Series E1 preferred stock at a price of $3.50 per unit.

Capital stock outstanding outstanding is as follows:

	As at March 31, 2023					As at March 31, 2022
Type	Authorized shares	Shares issued	Conversion Ratio	Net carrying value	Liquidation preference	Authorized shares	Shares issued	Conversion Ratio	Net carrying value	Liquidation preference
Preferred Stock
Series Seed	6,836,726	6,836,726	1.05	1,542,203	1,542,203	6,836,726	6,836,726	1.00	1,542,203	1,542,203
Series A	11,379,405	11,379,405	1.24	9,288,872	9,288,872	11,379,405	11,379,405	1.00	9,288,872	9,288,872
Series A2	4,536,924	4,536,924	1.30	10,760,224	10,760,224	4,536,924	4,536,924	1.36	10,760,224	10,760,224
Series B	18,393,332	18,393,332	1.30	31,416,488	31,416,488	18,393,332	18,393,332	1.00	31,416,488	31,416,488
Series C	12,204,208	4,125,666	1.32	10,534,889	10,534,889	12,204,208	4,125,666	1.07	10,534,889	10,534,889
Series D	21,786,721	19,016,963	1.32	34,894,262	34,894,262	21,786,721	19,016,963	1.00	34,894,262	34,894,262
Series E	32,999,472	29,999,520	10.61	55,260,089	55,260,089	32,999,472	29,999,520	1.00	55,260,089	55,260,089
Series E1	32,000,000	5,020,879	14.85	15,277,410	15,277,410	32,000,000	5,020,879	1.00	15,277,410	15,277,410
Total preferred stock	140,136,788	99,309,415		168,974,437	168,974,437	140,136,788	99,309,415		168,974,437	168,974,437

Preferred stock warrant

In conjunction with Company’s issuance of Series E and E-1 preferred stock, the Company issued followings warrants to preferred stockholders and placement agencies:

(i) 32,999,472 warrants as on March 31, 2023 (32,999,472 as on March 31, 2022) to purchase common stock of the Company at an initial exercise price of $2.50 per share;

(ii) 2,999,952 warrants as on March 31, 2023 (2,999,952 as on March 31, 2022) to purchase Series E preferred stock of the Company at an initial exercise price of $2.50 per share;

(iii) 502,088 warrants as on March 31, 2023 (502,088 as on March 31, 2022) to purchase Series E1 preferred stock of the Company at an initial exercise price of $3.50 per share.

Warrants to be converted into common stock:

The Warrants are exercisable for common stock at an initial exercise price of $2.50 per share. The Warrants are exercisable at the earliest of: (i) the effectiveness of the Series E Registration Statement, (ii) the closing of any IPO of the Company’s common stock or (iii) the closing of any transaction or set of events that results in the Company being subject to the reporting requirements of the Exchange Act (any of the foregoing, a “Public Event”). The Warrants will expire five years from the effective date of any Public Event. The warrants are valued at $0.33.

The Warrants may be redeemed at any time provided that, (i) there is an effective registration statement covering the resale of the shares of Common Stock underlying the Investor Warrants, and (ii) the closing price of the Company’s Common Stock for ten (10) consecutive trading days prior to the date of the notice of redemption is at least $7.50, as proportionately adjusted to reflect any stock splits, stock dividends, combination of shares or like events.

The Company’s warrants to purchase common stock are classified as equity on the consolidated balance sheets. Upon issuance of the warrant, the Company allocated a portion of the proceeds from the sale of its preferred stock to the warrant based on the relative fair values of warrants and preferred stock.

Warrants to be converted into preferred stock:

The warrants are exercisable at an initial exercise price of $2.50 per share for Series E preferred stock and $3.50 per share for Series E-1 preferred stock.

The remaining conditions of the warrants to be converted into preferred stock are similar to the conditions of the warrants to be converted into common stock.

The Company’s warrants to purchase convertible preferred stock are classified as a liability on the consolidated balance sheets and held at fair value because the warrants are exercisable for contingently redeemable preferred stock, which is classified outside of stockholders’ deficits. The convertible preferred stock warrant liability is subject to remeasurement at the end of each reporting period, and changes in the fair value of the warrant liability are reflected in other income and expense, net in the Company’s consolidated statement of operations. See Note 31, Fair value measurements.

Exercise of warrants

Warrants issued on March 17, 2016 to an individual to purchase common stock of the Company have been exercised by a net exercise option during the year ended March 31, 2022. The warrants were initially valued at $0.33 and subsequently at the time of net exercise, 19,708 shares have been allotted for settlement of the warrants.

21(b) Redeemable Noncontrolling Interests

Series P1 and P2 preferred stock issued in Indian subsidiary

During the year ended March 31, 2018, the Company’s Indian subsidiary issued 375,185 Series P1 preferred stock aggregating to $20,139,883.

In June 2019, the Company’s Indian subsidiary issued unsecured 18 percent Optionally Convertible Debentures (OCD) to investors amounting to $3,704,487. The OCD’s may be converted to Series P2 preferred stock of Company’s Indian subsidiary through the automatic conversion route in the event of qualified financing or through the voluntary conversion route in any other case. The conversion would happen at a price which would be lower of (i) 80% of the price per share paid by the other purchaser of the equity securities in a qualified financing or non-qualified financing and (ii) a price per share equal to USD 350,000,000 divided by the fully-diluted outstanding shares.

The above OCD was classified as liability and measured at fair value with changes in fair value reported in the statement of operations and comprehensive losses under finance cost. On February 02, 2021, the Company’s Indian subsidiary issued 149,986 Series P2 preferred stock in exchange of 18% Optionally Convertible Debentures (OCD) at $1.7814 per share aggregating to $4,936,418 as per the terms of the OCD subscription agreement.

Series P1 and P2 Preferred stock represents the minority preferred stockholders ownership in the Indian subsidiary of the Company which is classified as a redeemable non-controlling interest, because it is redeemable on a deemed liquidation event that is outside of its control. The redeemable non-controlling interest is not accreted to redemption value because it is currently not probable that the non-controlling interest will become redeemable.

Redemption event

On completion of an initial public offering (IPO) of the Company, the Company or its Indian subsidiary will be obligated to redeem Zoomcar India securities in three instalments if the exchange of Series P1 and P2 shares to Series C and Series D preferred stock does not take place : (i) one-third of the securities at the IPO price (net of underwriting discounts) within 30 days following the IPO, (ii) one-third one year after the IPO at a price determined on the basis of a 12-month trailing average closing price; and (iii) the remainder two years after the IPO at a price determined in the same manner.

In the event of an IPO of the Indian subsidiary following a merger of the Company into the Indian subsidiary, the Shares will be exchanged for the same number and class of shares of the Indian subsidiary as the investor would have received had the Exchange occurred immediately prior to such merger

In the event of an IPO of Indian subsidiary that is not accompanied or preceded by a merger of the Company into the Indian subsidiary, the investors shall have the option to convert each Share into a number of equity shares of the Indian subsidiary (subject to appropriate and equitable adjustment for any stock split, combination or stock dividend affecting the Shares or the equity shares of the Indian subsidiary) equal to the fraction obtained by dividing $2.5535 and the Conversion Price of the Series C Preferred Stock in effect at the end of the Secondary Purchase Period.

As a result of financial restrictions imposed by the Reserve Bank of India (RBI), certain Indian investors (including one of the largest investor in the Company) could not invest directly in the Series C preferred stock and Series D preferred stock of the Company but instead invested in the Company’s Indian subsidiary. Series P1 preferred stock and Series P2 preferred stock (collectively, Zoomcar India securities) is convertible into Series C preferred stock and Series D preferred stock, respectively, subject to approval of RBI.

Dividend

The holder of Series P1 Shares and series P2 Shares shall be entitled to receive non-cumulative dividends at the rate of 0.0001% at such time and in such manner as may be determined by the Board of Directors of the Company, as further agreed between the holders of the shares and the Company However, in as of any dividend paid to Series C and Series D preferred stock holders, simultaneously the Company or its Indian subsidiary shall make a similar distribution to the holders of Series P1 and P2 shares.

Voting

The holders of Series P1 and P2 shares are entitled to the voting rights as applicable to Series C and Series D preferred stock holders and are not entitled to any voting rights in the Company’s Indian subsidiary.

The holders of series P1 and P2 has irrevocably waived off any fiduciary duty that the Zoomcar India’s board may owe to them based on their status as holder of shares including right to participate in any dividend or other distribution that Zoomcar India may pay to the holder of P1 and P2 preferred stock or any other shareholder of Zoomcar India.

Liquidation

In the event of any liquidation, Deemed liquidation, dissolution or winding up of the Company, the holders of Series P1 and P2 shares are entitled to receive the same consideration as it would have received in respect of Series C and Series D shares of the Company. For Deemed liquidation event, refer note 17(a) Preferred stock.

Conversion

After the expiration of 19 years and 6 months after the closing date, if the exchange of shares to Series C and Series D preferred stock of the Company does not take place, the Series P1 and P2 shares are compulsorily convertible to equity shares of the Indian subsidiary after appropriately adjusting the conversion ratio for any stock split, combination or stock dividend.

The Company do not attribute the pro rata share of the Indian subsidiary’s loss to the redeemable non-controlling interests because these shares are entitled to a liquidation preference and therefore do not participate in losses that would cause their interest to be below the liquidation preference. Upon liquidation, these preferred stocks are entitled to the greater of either (i) the Original issue price for such series plus any dividend declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such series been converted into common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event.

The balance are summarised as follows:

(In USD) Year ended	March 31, 2023	March 31, 2022
Zoomcar India Preferred stock	$25,114,751	$25,114,751
Total	25,114,751	25,114,751